INTANGIBLE ASSETS (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets With Indefinite Useful Lifes [Member]
IfrsStatementLineItems [Line Items]
Gross cost		€ 200
Accumulated amortization		(4,020)
Impairment losses
Intangible assets		372
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Gross cost	€ 4,409	4,592
Accumulated amortization	(4,399)	(4,123)
Impairment losses
Intangible assets	€ 10	€ 469
Computer software [member]
IfrsStatementLineItems [Line Items]
Useful life	4 years	4 years
Gross cost	€ 4,409	€ 4,392
Accumulated amortization	(4,399)	(103)
Impairment losses
Intangible assets	€ 10	€ 97
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Useful life	2 years	2 years
Gross cost		€ 200
Accumulated amortization		(103)
Impairment losses
Intangible assets		€ 97